Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory [Line Items]
Raw materials	¥ 164,408	$ 23,912	¥ 264,541
Work-in-progress	163,578	23,791	429,014
Finished goods	150,535	21,895	439,931
Total inventories	¥ 478,521	$ 69,598	¥ 1,133,486